FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Subordinated liabilities		£ 12,586
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	£ 49,888	38,880	£ 40,213
Items in the course of collection from banks	300	292
Financial assets at fair value through profit or loss	1,674	2,284
Derivative financial instruments	8,341	8,494
Loans and advances to banks	5,950	4,852	3,692
Loans and advances to customers	480,141	474,470
Debt securities	5,137	5,325
Due from fellow Lloyds Banking Group undertakings	738	1,854
Financial assets at amortised cost	491,966	486,501
Financial assets at fair value through other comprehensive income	27,260	24,617
Total financial assets	579,429	561,068
Deposits from banks	24,997	23,593
Customer deposits	434,569	396,839
Due to fellow Lloyds Banking Group undertakings	6,875	4,893
Items in course of transmission to banks	302	354
Financial liabilities at fair value through profit or loss	6,831	7,702
Derivative financial instruments	8,228	9,831
Notes in circulation	1,305	1,079
Debt securities in issue	59,293	76,431
Other	1,592	1,755
Subordinated liabilities	9,242	12,586	12,745
Total financial liabilities	553,234	535,063
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	45,753	35,741	37,632
Items in the course of collection from banks	257	252
Financial assets at fair value through profit or loss	1,724	703
Derivative financial instruments	12,595	13,638
Loans and advances to banks	5,656	4,453	3,153
Loans and advances to customers	178,269	177,569
Debt securities	4,315	5,241
Due from fellow Lloyds Banking Group undertakings	128,771	202,277
Financial assets at amortised cost	317,011	389,540
Financial assets at fair value through other comprehensive income	24,647	22,160
Total financial assets	401,987	462,034
Deposits from banks	10,304	7,122
Customer deposits	264,473	239,762
Due to fellow Lloyds Banking Group undertakings	39,836	109,771
Items in course of transmission to banks	199	198
Financial liabilities at fair value through profit or loss	7,907	7,697
Derivative financial instruments	11,072	14,211
Debt securities in issue	48,109	61,509
Other	885	975
Subordinated liabilities	7,751	9,909	£ 9,528
Total financial liabilities	390,536	451,154
Derivatives designated as hedging instruments | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments	674	1,117
Total financial assets	674	1,117
Derivative financial instruments	590	1,029
Total financial liabilities	590	1,029
Derivatives designated as hedging instruments | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments	242	207
Total financial assets	242	207
Derivative financial instruments	289	267
Total financial liabilities	289	267
Held for trading | Mandatorily held at fair value through profit or loss | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	0	290
Derivative financial instruments	7,667	7,377
Total financial assets	7,667	7,667
Financial liabilities at fair value through profit or loss	3	171
Derivative financial instruments	7,638	8,802
Total financial liabilities	7,641	8,973
Held for trading | Mandatorily held at fair value through profit or loss | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	0	290
Derivative financial instruments	12,353	13,431
Total financial assets	12,353	13,721
Financial liabilities at fair value through profit or loss	2	213
Derivative financial instruments	10,783	13,944
Total financial liabilities	10,785	14,157
Other | Mandatorily held at fair value through profit or loss | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	1,674	1,994
Total financial assets	1,674	1,994
Other | Mandatorily held at fair value through profit or loss | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	1,724	413
Total financial assets	1,724	413
Designated at fair value through profit or loss | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial liabilities at fair value through profit or loss	6,828	7,531
Total financial liabilities	6,828	7,531
Designated at fair value through profit or loss | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial liabilities at fair value through profit or loss	7,905	7,484
Total financial liabilities	7,905	7,484
At fair value through other comprehensive income | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income	27,260	24,617
Total financial assets	27,260	24,617
At fair value through other comprehensive income | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income	24,647	22,160
Total financial assets	24,647	22,160
Held at amortised cost | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	49,888	38,880
Items in the course of collection from banks	300	292
Loans and advances to banks	5,950	4,852
Loans and advances to customers	480,141	474,470
Debt securities	5,137	5,325
Due from fellow Lloyds Banking Group undertakings	738	1,854
Financial assets at amortised cost	491,966	486,501
Total financial assets	542,154	525,673
Deposits from banks	24,997	23,593
Customer deposits	434,569	396,839
Due to fellow Lloyds Banking Group undertakings	6,875	4,893
Items in course of transmission to banks	302	354
Notes in circulation	1,305	1,079
Debt securities in issue	59,293	76,431
Other	1,592	1,755
Subordinated liabilities	9,242	12,586
Total financial liabilities	538,175	517,530
Held at amortised cost | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	45,753	35,741
Items in the course of collection from banks	257	252
Loans and advances to banks	5,656	4,453
Loans and advances to customers	178,269	177,569
Debt securities	4,315	5,241
Due from fellow Lloyds Banking Group undertakings	128,771	202,277
Financial assets at amortised cost	317,011	389,540
Total financial assets	363,021	425,533
Deposits from banks	10,304	7,122
Customer deposits	264,473	239,762
Due to fellow Lloyds Banking Group undertakings	39,836	109,771
Items in course of transmission to banks	199	198
Debt securities in issue	48,109	61,509
Other	885	975
Subordinated liabilities	7,751	9,909
Total financial liabilities	£ 371,557	£ 429,246